Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment	12 Months Ended
Dec. 31, 2019
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated residual value	0.00%
Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	20 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	3 years
Estimated residual value	0.00%
Minimum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	0.00%
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	36 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	5 years
Estimated residual value	3.00%
Maximum [Member] | Vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property, plant and equipment [Line Items]
Estimated useful life (Years)	10 years
Estimated residual value	3.00%